SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal loss carryforwards	$ 4,030,755	$ 2,347,266
Less: valuation allowance	(4,030,755)	(2,347,266)
Deferred tax assets